Commitments and Contingencies	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on June 8, 2020, the holders of the Founder Shares, Private Placement Warrants, Forward Purchase Securities and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants, Forward Purchase Warrants and warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $8,280,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $14,490,000 in the aggregate. The deferred fee will be forfeited by the underwriters in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.
Merger Agreement
On January 12, 2021, Hudson Executive Investment Corp. (“HEC”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among HEC, Tailwind Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of HEC (“First Merger Sub”), Tailwind Merger Sub II, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of HEC (“Second Merger Sub”) and GROOP Internet Platform, Inc., a Delaware corporation (“Talkspace”).
Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) by which, (i) First Merger Sub will merge with and into the Company with the Company being the surviving corporation in the merger (the “First Merger”) and (ii) Second Merger Sub will merge with and into the surviving corporation with Second Merger Sub being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, being collectively referred to as the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions” and the closing of the Transactions, the “Closing”).
Pursuant to the terms of the Merger Agreement, at the effective time of the Merger:

(a)
All shares of common stock and preferred stock of the Company and all vested options exercisable for common stock of the Company, in each case, outstanding immediately prior to the effective time of the First Merger, will be cancelled in exchange for the right to receive, at the election of the holders thereof, a number of shares of common stock, par value $0.0001 per share, of HEC (“HEC Common Stock”) or a combination of shares of HEC Common Stock and cash, in each case, as adjusted pursuant to the Merger Agreement, which in the aggregate with the options to acquire common stock of the Company to be assumed by HEC in exchange for options to acquire HEC Common Stock, will equal to the Merger Consideration;

(b)
The maximum amount of cash (the “Closing Cash Consideration”) that may be paid to pre-closing
holders of the Company’s stock and vested options pursuant to the foregoing is equal to (i) the amount of cash held by HEC in its trust account (after reduction for the aggregate amount of cash payable in respect of any HEC stockholder redemptions), plus
 (ii) the amounts received by HEC upon consummation of the PIPE Investment and the transactions contemplated under the HEC Forward Purchase Agreement (each as defined below), minus
 (iii) $250,000,000,
 minus
 (iv) the transaction expenses of the parties to the Merger Agreement;

(c)
The maximum number of shares of HEC Common Stock that may be issued to pre-closing
holders of the Company’s stock and options, including HEC Common Shares underlying any assumed options, pursuant to the foregoing is equal to a number determined dividing (a) (i) the Merger Consideration minus
 (ii) the Closing Cash Consideration, minus (iii) the Sponsor Share Amount, minus (iv) the transaction expenses of the parties to the Merger Agreement, by (b) $10.00

Additionally, on January 12, 2021, concurrently with the execution of the Merger Agreement, HEC entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 30,000,000 shares of HEC Common Stock for an aggregate purchase price equal to $300 million (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing. The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (i) the termination of the Merger Agreement in accordance with its terms, (ii) the mutual written agreement of the parties to such Subscription Agreement, (iii) the failure to satisfy any of the closing conditions set forth in such Subscription Agreements by the closing date, or (iv) the failure to close within seven months from the date of signing.
The parties to the Merger Agreement have made customary representations, warranties and covenants, including, among others, with respect to the conduct of the businesses of Talkspace and HEC during the period between execution of the Business Combination Agreement and the consummation of the Business Combination.
Legal Proceedings
On February 10, 2021, two purported shareholders of the Company filed actions against the Company and the members of the Company’s board relating to the Mergers. On March 10, 2021, the Company’s board received a stockholders demand letter against the Company and members of the Company’s board. In each case, the stockholders allege a variety of disclosure deficiencies in its proxy statement/prospectus and seek disclosures of additional information. The alleged omissions generally relate to (i) certain financial projections; (ii) certain valuation analyses performed by the Company and (iii) alleged conflicts of interest. Plaintiffs seek to enjoin the forthcoming shareholder vote on the Mergers unless and until the Company discloses the allegedly omitted material information summarized above. The plaintiffs also seek damages and attorneys’ fees.
The Company cannot predict the outcome of the lawsuits or demand letter or any others that might be filed subsequent to the date of the filing of its proxy statement/prospectus, nor can the Company predict the amount of time and expense that will be required to resolve the lawsuits and demand letter. The Company believes that the lawsuits and demand letter are without merit and intends to vigorously defend against them.

NOTE
7
. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on June 8, 2020, the holders of the Founder Shares, Private Placement Warrants, Forward Purchase Securities and warrants that may be issued upon conversion of Working Capital Loans (and any Class A common stock issuable upon the exercise of the Private Placement Warrants, Forward Purchase Warrants and warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $8,280,000 in the aggregate. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $14,490,000 in the aggregate. The deferred fee will be forfeited by the underwriters in the event that the Company fails to complete a Business Combination, subject to the terms of the underwriting agreement.
Merger Agreement
On January 12, 2021, Hudson Executive Investment Corp. (“HEC”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among HEC, Tailwind Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of HEC (“First Merger Sub”), Tailwind Merger Sub II, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of HEC (“Second Merger Sub”) and GROOP Internet Platform, Inc., a Delaware corporation (“Talkspace”).
Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction (the “Business Combination”) by which, (i) First Merger Sub will merge with and into the Company with the Company being the surviving corporation in the merger (the “First Merger”) and (ii) Second Merger Sub will merge with and into the surviving corporation with Second Merger Sub being the surviving entity in the merger (the “Second Merger” and, together with the First Merger, being collectively referred to as the “Mergers” and, together with the other transactions contemplated by the Merger Agreement, the “Transactions” and the closing of the Transactions, the “Closing”).
Pursuant to the terms of the Merger Agreement, at the effective time of the Merger:

(a)
All shares of common stock and preferred stock of the Company and all vested options exercisable for common stock of the Company, in each case, outstanding immediately prior to the effective time of the First Merger, will be cancelled in exchange for the right to receive, at the election of the holders thereof, a number of shares of common stock, par value $0.0001 per share, of HEC (“HEC Common Stock”) or a combination of shares of HEC Common Stock and cash, in each case, as adjusted pursuant to the Merger Agreement, which in the aggregate with the options to acquire common stock of the Company to be assumed by HEC in exchange for options to acquire HEC Common Stock, will equal to the Merger Consideration;

(b)
The maximum amount of cash (the “Closing Cash Consideration”) that may be paid to pre-closing
holders of the Company’s stock and vested options pursuant to the foregoing is equal to (i) the amount of cash held by HEC in its trust account (after reduction for the aggregate amount of cash payable in respect of any HEC stockholder redemptions), plus
 (ii) the amounts received by HEC upon consummation of the PIPE Investment and the transactions contemplated under the HEC Forward Purchase Agreement (each as defined below), minus
 (iii) $250,000,000,
 minus
 (iv) the transaction expenses of the parties to the Merger Agreement;
 an
d

(c)
The maximum number of shares of HEC Common Stock that may be issued to pre-closing
holders of the Company’s stock and options, including HEC Common Shares underlying any assumed options, pursuant to the foregoing is equal to a number determined dividing (a) (i) the Merger Consideration minus
 (ii) the Closing Cash Consideration, minus (iii) the Sponsor Share Amount, minus (iv) the transaction expenses of the parties to the Merger Agreement, by (b) $10.00
.

Additionally, on January 12, 2021, concurrently with the execution of the Merger Agreement, HEC entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 30,000,000 shares of HEC Common Stock for an aggregate purchase price equal to $300 million (the “PIPE Investment”). The PIPE Investment will be consummated substantially concurrently with the Closing. The Subscription Agreements will terminate with no further force and effect upon the earliest to occur of: (i) the termination of the Merger Agreement in accordance with its terms, (ii) the mutual written agreement of the parties to such Subscription Agreement, (iii) the failure to satisfy any of the closing conditions set forth in such Subscription Agreements by the closing date, or (iv) the failure to close within seven months from the date of signing.
The parties to the Merger Agreement have made customary representations, warranties and covenants, including, among others, with respect to the conduct of the businesses of Talkspace and HEC during the period between execution of the Business Combination Agreement and the consummation of the Business Combination.
Legal Proceedings
On February 10, 2021, two purported shareholders of the Company filed actions against the Company and the members of the Company’s board relating to the Mergers. On March 10, 2021, the Company’s board received a shareholder demand letter against the Company and members of the Company’s board. In each case, the shareholders allege a variety of disclosure deficiencies in its proxy statement/prospectus and seek disclosures of additional information. The alleged omissions generally relate to (i) certain financial projections; (ii) certain valuation analyses performed by the Company and (iii) alleged conflicts of interest. Plaintiffs seek to enjoin the forthcoming shareholder vote on the Mergers unless and until the Company discloses the allegedly omitted material information summarized above. The plaintiffs also seek damages and attorneys’ fees.
The Company cannot predict the outcome of the lawsuits or demand letter or any others that might be filed subsequent to the date of the filing of its proxy statement/prospectus, nor can the Company predict the amount of time and expense that will be required to resolve the lawsuits and demand letter. The Company believes that the lawsuits and demand letter are without merit and intends to vigorously defend against them.